Summary of Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) $ / ¥	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Summary of Significant Accounting Policies
Convenience translation rate | $ / ¥	6.8972
Term deposits | ¥	¥ 875,955		¥ 0
Impairment of long-term investment	¥ 7,945	$ 1,152	¥ 17,850	¥ 0